Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ in Thousands	Mar. 20, 2026	Jan. 01, 2026	Feb. 26, 2026	Jan. 26, 2026	Jan. 20, 2026
Subsequent Event [Line Items]
Proceeds from ordinary share (in Dollars)	$ 35,550
Covering shares			30,000,000
Number of separate from a previously registration statement	4,000,000
Xinyi and Hesheng [Member]
Subsequent Event [Line Items]
Annual interest rate		3.00%
Minimum [Member]
Subsequent Event [Line Items]
Authorized share capital				180,000
Maximum [Member]
Subsequent Event [Line Items]
Authorized share capital				12,680,000
Class A Ordinary Shares [Member] | 2026 Share Incentive Plan [Member]
Subsequent Event [Line Items]
Common stock shares issued					360,000
Class A Ordinary Shares [Member] | Equity Subscription Agreements [Member]
Subsequent Event [Line Items]
Common stock shares issued	30,000,000